Supplemental Financial Information (Condensed Consolidated Statements of Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Total operating revenues	$ 5,506.0	$ 6,111.0
Total operating expenses	4,359.0	4,768.0
Income (loss) from equity investments and subsidiaries	149.0	154.0
Other income (expenses), net	708.0	12.0
Interest expense, net	679.0	738.0
Income (loss) before provision for income taxes	1,325.0	771.0
Income tax expense (recovery)	341.0	61.0
Net income	984.0	710.0
Non-controlling interest in subsidiaries	1.0	2.0
Preferred stock dividends	45.0	45.0
Net income (loss) attributable to common shareholders	937.6	662.8
Comprehensive Income (loss) of Emera Incorporated	809.0	465.0
Eliminations
Condensed Income Statements, Captions [Line Items]
Total operating revenues	(19.0)	(43.0)
Total operating expenses	(20.0)	(42.0)
Income (loss) from equity investments and subsidiaries	(1,048.0)	(752.0)
Other income (expenses), net	0.0	(20.0)
Interest expense, net	0.0	0.0
Income (loss) before provision for income taxes	(1,047.0)	(773.0)
Income tax expense (recovery)	1.0	0.0
Net income	(1,048.0)	(773.0)
Non-controlling interest in subsidiaries	1.0	2.0
Preferred stock dividends	(1.0)	(22.0)
Net income (loss) attributable to common shareholders	(1,048.0)	(753.0)
Comprehensive Income (loss) of Emera Incorporated	(867.0)	(321.0)
Emera Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues	(1.0)	0.0
Total operating expenses	51.0	31.0
Income (loss) from equity investments and subsidiaries	1,049.0	753.0
Other income (expenses), net	20.0	21.0
Interest expense, net	48.0	75.0
Income (loss) before provision for income taxes	969.0	668.0
Income tax expense (recovery)	(14.0)	(40.0)
Net income	983.0	708.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	45.0	45.0
Net income (loss) attributable to common shareholders	938.0	663.0
Comprehensive Income (loss) of Emera Incorporated	809.0	465.0
Subsidiary Issuer | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues	0.0	0.0
Total operating expenses	0.0	0.0
Income (loss) from equity investments and subsidiaries	0.0	0.0
Other income (expenses), net	0.0	0.0
Interest expense, net	(37.0)	(40.0)
Income (loss) before provision for income taxes	37.0	40.0
Income tax expense (recovery)	(1.0)	11.0
Net income	38.0	29.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	0.0
Net income (loss) attributable to common shareholders	38.0	29.0
Comprehensive Income (loss) of Emera Incorporated	35.0	14.0
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues	3,456.0	4,125.0
Total operating expenses	2,640.0	3,084.0
Income (loss) from equity investments and subsidiaries	1.0	2.0
Other income (expenses), net	687.0	22.0
Interest expense, net	448.0	481.0
Income (loss) before provision for income taxes	1,056.0	584.0
Income tax expense (recovery)	348.0	60.0
Net income	708.0	524.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	0.0	19.0
Net income (loss) attributable to common shareholders	708.0	505.0
Comprehensive Income (loss) of Emera Incorporated	575.0	102.0
Non-guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Total operating revenues	2,070.0	2,029.0
Total operating expenses	1,688.0	1,695.0
Income (loss) from equity investments and subsidiaries	147.0	151.0
Other income (expenses), net	1.0	(11.0)
Interest expense, net	220.0	222.0
Income (loss) before provision for income taxes	310.0	252.0
Income tax expense (recovery)	7.0	30.0
Net income	303.0	222.0
Non-controlling interest in subsidiaries	0.0	0.0
Preferred stock dividends	1.0	3.0
Net income (loss) attributable to common shareholders	302.0	219.0
Comprehensive Income (loss) of Emera Incorporated	$ 257.0	$ 205.0